UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F


FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2009

Check here if Amendment [ ]; Amendment Number: ____
  This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.


Investment Manager Filing this Report:

Name:		Wedgewood Investors, Inc.
Address:	100 State Street, Suite 506
		Erie, PA 16507-1457

Form 13F File Number: 28-05937

The instiutional investment manager filing this report and the person by who it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing This Report:

Name:		Dennis R. Marin
Title:		President
Phone:		814-456-3651

Signature, Place and Date of Signing:

	Dennis R. Marin, Erie, PA, May 12, 2009


Comments:




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      289     5816 SH       SOLE                     4016              1800
Altria Group Inc               COM              02209S103      335    20934 SH       SOLE                    16534              4400
Church & Dwight Co Inc         COM              171340102      206     3950 SH       SOLE                     3500               450
Citigroup Inc                  COM              172967101       33    13207 SH       SOLE                     9070              4137
Erie Indemnity Co              COM              29530P102     1950    57054 SH       SOLE                     4646             52408
Exxon Mobil Corp               COM              30231G102      498     7309 SH       SOLE                     1459              5850
General Electric Co            COM              369604103      166    16455 SH       SOLE                    10055              6400
JC Data Solutions Inc.         COM              47214a100        0    15000 SH       SOLE                    15000
Kraft Foods Inc Cl A           COM              50075N104      307    13752 SH       SOLE                    10824              2928
L-3 Communications Holdings    COM              502424104      319     4700 SH       SOLE                     3600              1100
Lorillard Inc.                 COM              544147101      235     3800 SH       SOLE                     2700              1100
Philip Morris International In COM              718172109      804    22594 SH       SOLE                    18194              4400
Procter & Gamble Co            COM              742718109      267     5680 SH       SOLE                     5280               400
Union Pacific Corp.            COM              907818108      206     5000 SH       SOLE                                       5000
CGM Focus Fd                   MF               125325506      861    38296 SH       SOLE                    37576               720
Dodge & Cox Stock Fund         MF               256219106      785    12483 SH       SOLE                    12280               203
ProShares Ultra S&P500         MF               74347r107     1826    92540 SH       SOLE                    87240              5300
ProShares Ultrashort S&P500 In MF               74347R883      230     2900 SH       SOLE                     2700               200
Vanguard Index 500 Portfolio   MF               922908108     1321    17982 SH       SOLE                    17071               911
Vanguard Morgan Growth         MF               921928107      343    31722 SH       SOLE                    14987             16735
Vanguard TTL Stock Mkt ETF     MF               922908769      301     7604 SH       SOLE                     5204              2400
Buffalo Science & Technology F MF               119530103      892   104303 SH       SOLE                   102307              1995
Janus MC Value Fd              MF               471023598      980    69433 SH       SOLE                    68966               468
Rainier Small/Mid Growth Fd    MF               750869208      337    18025 SH       SOLE                    18025
iShares Russell MC Growth ETF  MF               464287481      955    31716 SH       SOLE                    29460              2256
iShares Russell MC Value ETF   MF               464287473      745    31117 SH       SOLE                    30226               891
Heartland Value Plus Fd        MF               422352500      219    13325 SH       SOLE                    12936               389
UMB Scout SC Fd                MF               904199700      680    72059 SH       SOLE                    71106               952
iShares Russell 2000 Value ETF MF               464287630      278     7040 SH       SOLE                     6874               166
UMB Scout Int'l Fd             MF               904199403     1525    78882 SH       SOLE                    77231              1651